VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Net operating losses, valuation allowance	$ 49,600
Tax Credit Carryforward [Line Items]
Tax credits, valuation allowance	8,500		8,100
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses, valuation allowance	2,540		1,141		137
Tax Credit Carryforward [Line Items]
Tax credits, valuation allowance			514
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses, valuation allowance	26,589		22,940
Tax Credit Carryforward [Line Items]
Tax credits, valuation allowance	400		6,408
Deferred Tax Valuation Account [Member]
Valuation and qualifying accounts [Roll forward]
Balance at Beginning of Period	40,820		10,845		10,708
Charged to costs and expenses	26,989	[1]	29,348	[2]	0
Charged To other Accounts	(2,540)	[3]	1,141	[4]	137	[5]
Deductions	0		(514)	[6]	0
Balance at End of Period	65,269		40,820		10,845
Allowance For Doubtful Accounts [Member]
Valuation and qualifying accounts [Roll forward]
Balance at Beginning of Period	16,972		14,464		13,907
Charged to costs and expenses	15,683		16,796		13,816
Charged To other Accounts	660		1,817		179
Deductions	(18,053)		(16,105)		(13,438)
Balance at End of Period	$ 15,262		$ 16,972		$ 14,464

[1]	Adjustment to valuation allowance for federal net operating losses and federal credits of $26,589, and $400, respectively.
[2]	Adjustment to valuation allowance for federal net operating losses and federal credits of $22,940 and $6,408, respectively.
[3]	Adjustment to valuation allowance for state net operating losses of $(2,540).
[4]	Adjustment to valuation allowance for state net operating losses of $1,141.
[5]	Adjustment to valuation allowance for state net operating losses of $137.
[6]	Adjustment to valuation allowance for state credits of $514.